Subsequent Events (Details) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 1,587,660
Redemptions	$ 11,161,503